Receivables (Details) - Schedule of Rated Carriers	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
% due from carriers rated “A-” or higher by major rating agencies [Member]
Related Party Transaction [Line Items]
Percentage of carriers rated	76.00%	85.00%
% due from all other rated carriers [Member]
Related Party Transaction [Line Items]
Percentage of carriers rated	24.00%	15.00%
% due from all other carriers with no rating by major rating agencies [Member]
Related Party Transaction [Line Items]
Percentage of carriers rated
Largest balance due from any one carrier as a % of total shareholders’ equity [Member]
Related Party Transaction [Line Items]
Percentage of carriers rated	8.00%	7.00%